Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,391,786,000
Total Fee Amount	330,305.65
Total Offset Amount	0
Net Fee	$ 330,305.65
Offset Table N/A	N/A